Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 267	$ 1,963
Charge	(176)	(1,756)	$ (901)
Property, plant and equipment at end of period	125	267	1,963
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	145	1,290
Property, plant and equipment at end of period	30	145	1,290
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20	77
Property, plant and equipment at end of period	12	20	77
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	102	597
Property, plant and equipment at end of period	85	102	597
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,688	3,260	2,591
Additions	33	7	714
Disposals		(105)	(55)
Write-off		(698)
Foreign exchange on translation	8	223	11
Property, plant and equipment at end of period	2,729	2,688	3,260
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,497	2,393	2,019
Additions	33	1	407
Disposals		(55)	(55)
Foreign exchange on translation	7	158	22
Property, plant and equipment at end of period	2,537	2,497	2,393
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	55	97	23
Additions			74
Disposals		(50)
Foreign exchange on translation	1	8
Property, plant and equipment at end of period	56	55	97
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	135	770	549
Additions		6	232
Write-off		(698)
Foreign exchange on translation		57	(11)
Property, plant and equipment at end of period	135	135	770
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,421)	(1,296)	(385)
Charge	(176)	(910)	(883)
Impairment charge		(816)
Disposals		47	18
Write-off		698
Foreign exchange on translation	(6)	(143)	(46)
Property, plant and equipment at end of period	(2,604)	(2,421)	(1,296)
Depreciation and impairment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,352)	(1,103)	(347)
Charge	(152)	(764)	(732)
Impairment charge		(399)
Disposals		30	18
Foreign exchange on translation	(4)	(116)	(42)
Property, plant and equipment at end of period	(2,508)	(2,352)	(1,103)
Depreciation and impairment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(35)	(20)	(2)
Charge	(6)	(32)	(18)
Disposals		17
Foreign exchange on translation	(3)
Property, plant and equipment at end of period	(44)	(35)	(20)
Depreciation and impairment | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(33)	(173)	(36)
Charge	(19)	(114)	(133)
Impairment charge		(417)
Write-off		698
Foreign exchange on translation	1	(27)	(4)
Property, plant and equipment at end of period	$ (51)	$ (33)	$ (173)